Significant Accounting Policies and Basis of Presentation	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Jul. 31, 2025
Parent Company [Member]
SignificantAccountingPolicyAndBasisOfPresentationLineItem [Line Items]
Significant Accounting Policies and Basis of Presentation

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation. The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Non-Invasive Monitoring Systems of Florida, Inc., which has no current operations, and NIMS of Canada, Inc., a Canadian corporation, which has no current operations. All inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions, such as deferred taxes as estimates, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and reported amounts of expenses during the reporting period. Actual results could differ materially from these estimates.

Fair Value of Financial Instruments. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2026 and December 31, 2025. The respective carrying value of certain on-balance-sheet financial instruments such as cash, prepaid expenses, accounts payable, accrued expenses and accrued interest approximate fair values because they are short term in nature or they bear current market interest rates.

Related Parties. The Company follows ASC 850 “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions.

Recent Accounting Pronouncements. The Company considers the applicability and impact of all relevant Accounting Standard Updates (“ASU’s”). Our conclusion was that they did not have any material effect on the condensed consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Non-Invasive Monitoring Systems of Florida, Inc., which has no current operations, and NIMS of Canada, Inc., a Canadian corporation, which has no current operations. All inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions, such as deferred taxes as estimates, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual results could differ materially from these estimates.

Cash and Cash Equivalents. The Company considers all highly liquid short-term investments purchased with an original maturity date of three months or less to be cash equivalents. The Company had approximately $6,000 and $3,000, on deposit in bank operating accounts at December 31, 2025 and July 31, 2025, respectively.

Income Taxes. The Company uses the asset and liability method to determine the income tax expense or benefit. Deferred tax assets and liabilities are computed based on temporary differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates that are expected to be in effect when the differences are expected to recovered or settled. Any resulting net deferred tax assets are evaluated for recoverability and, accordingly, a valuation allowance is provided when it is more likely than not that all or some portion of the deferred tax asset will not be realized.

The Company files its tax returns as prescribed by the laws of the jurisdictions in which it operates. Tax years ranging from 2020 to 2024 remain open to examination by various taxing jurisdictions as the statute of limitations has not expired. The net operating losses are generally subject to examination up to three years after the utilization of such losses. It is the Company’s policy to include income tax interest and penalty expense in its tax provision.

Fair Value of Financial Instruments. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2025 and July 31, 2025. The respective carrying value of certain on-balance-sheet financial instruments such as cash, prepaid expenses and accounts payable and accrued expenses approximate fair values because they are short term in nature.

Loss Contingencies. We recognize contingent losses that are both probable and estimable. In this context, we define probability as circumstances under which events are likely to occur. In regard to legal costs, we record such costs as incurred.

Related Parties. The Company follows ASC 850 “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions.

Recent Accounting Pronouncements. The Company considers the applicability and impact of all relevant Accounting Standard Updates (“ASU’s”). Our conclusion was that they did not have any material effect on the consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Non-Invasive Monitoring Systems of Florida, Inc., which has no current operations, and NIMS of Canada, Inc., a Canadian corporation, which has no current operations. All inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions, such as deferred taxes as estimates, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual results could differ materially from these estimates.

Cash and Cash Equivalents. The Company considers all highly liquid short-term investments purchased with an original maturity date of three months or less to be cash equivalents. The Company had approximately $3,000 and $25,000, on deposit in bank operating accounts at July 31, 2025 and July 31, 2024, respectively.

Income Taxes. The Company uses the asset and liability method to determine the income tax expense or benefit. Deferred tax assets and liabilities are computed based on temporary differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates that are expected to be in effect when the differences are expected to recovered or settled. Any resulting net deferred tax assets are evaluated for recoverability and, accordingly, a valuation allowance is provided when it is more likely than not that all or some portion of the deferred tax asset will not be realized.

The Company files its tax returns as prescribed by the laws of the jurisdictions in which it operates. Tax years ranging from 2020 to 2024 remain open to examination by various taxing jurisdictions as the statute of limitations has not expired. The net operating losses are generally subject to examination up to three years after the utilization of such losses. It is the Company’s policy to include income tax interest and penalty expense in its tax provision.

Fair Value of Financial Instruments. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of July 31, 2025 and 2024. The respective carrying value of certain on-balance-sheet financial instruments such as cash, prepaid expenses and accounts payable and accrued expenses approximate fair values because they are short term in nature.

Loss Contingencies. We recognize contingent losses that are both probable and estimable. In this context, we define probability as circumstances under which events are likely to occur. In regard to legal costs, we record such costs as incurred.

Related Parties. The Company follows ASC 850 “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions.

Recent Accounting Pronouncements. The Company considers the applicability and impact of all relevant Accounting Standard Updates (“ASU’s”). Our conclusion was that they did not have any material effect on the consolidated financial statements.

Gravitics Inc [Member]
SignificantAccountingPolicyAndBasisOfPresentationLineItem [Line Items]
Significant Accounting Policies and Basis of Presentation

3. Significant Accounting Policies and Basis of Presentation

There have been no material changes to the Company’s significant accounting policies during the three months ended March 31, 2026, as described in the Company’s audited financial statements for the year ended December 31, 2025, except as described below.

Basis of Presentation

The accompanying condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and the Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Unaudited Interim Financial Information

The accompanying condensed balance sheet as of March 31, 2026 and the condensed statements of operations, redeemable convertible preferred stock and stockholders’ deficit and cash flows for the three months ended March 31, 2026 and 2025 are unaudited. The interim unaudited condensed financial statements have been prepared on the same basis as the annual audited financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of March 31, 2026, the results of its operations and its cash flows for the three months ended March 31, 2026 and 2025. The financial data and other information disclosed in these notes related to the three months ended March 31, 2026 and 2025 are unaudited. The results for the three months ended March 31, 2026 are not necessarily indicative of results to be expected for the year ending December 31, 2026, any other interim periods, or any future year or period. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and the notes thereto for the year ended December 31, 2025.

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): “Improvements to Income Tax Disclosures”. ASU 2023-09 is intended to improve income tax disclosure requirements by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) the disaggregation of income taxes paid by jurisdiction. The guidance makes several other changes to the income tax disclosure requirements as well. The guidance in ASU 2023-09 is effective for annual reporting periods in fiscal years beginning after December 15, 2024. The Company adopted this ASU retrospectively for the fiscal year beginning January 1, 2025. The adoption of ASU 2023-09 resulted in enhanced income tax disclosures and did not have an impact on the Company’s financial position, results of operations, or cash flows.

Recently Issued Accounting Pronouncements

The Company considers the applicability of and impact of all ASUs. ASUs not discussed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Company’s financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses. ASU 2024-03 requires additional disclosure of specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The requirements will be applied prospectively with the option for retrospective application. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its financial statements and disclosures.

Net Loss Per Share

Basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period, including the secured promissory note warrants, default warrants, and unsecured promissory note warrants (the “penny warrants” – see Note 9). The penny warrants to purchase common stock are included in the calculation of basic and diluted net income (loss) per share as the exercise price of per share is non-substantive and is virtually assured. The weighted-average number of shares of common stock outstanding used in the basic net loss per share calculation does not include unvested restricted stock awards and service provider warrants (see Note 9) as these instruments are considered contingently issuable shares until they vest. Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as convertible preferred stock, certain of its common stock warrants, restricted stock awards and stock options, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive. The Company’s preferred stock and unvested restricted stock entitles the holder to participate in dividends and earnings of the Company, and, if the Company were to recognize net income, it would have to use the two-class method to calculate earnings per share. The two-class method is not applicable during periods with a net loss, as the holders of the convertible preferred stock and unvested restricted stock have no obligation to fund losses.

The following potentially dilutive securities, disaggregated by class, have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive, due to the reported losses:

	Three Months Ended March 31,
	2026	2025
Redeemable convertible preferred stock	10,118,115	4,185,420
Convertible promissory notes	-	928,628
SAFEs	-	1,058,337
Secured Promissory Note Warrants	-	1,505,609
Service Provider Warrants	4,794,604	-
Placement Agent Warrants	36,822	-
Unvested restricted stock awards	27,000	1,520,760
Stock options	2,688,294	2,688,294
	17,664,835	11,887,048

Amounts in the above table reflect the common stock equivalents. Amounts included for convertible promissory notes, SAFEs, and common stock warrants at March 31, 2025 reflect an estimate, as the conversion mechanics of such instruments provided for holders to receive shares based on a percentage of the fully diluted capitalization of the Company at the time of exercise or conversion, as applicable. For SAFEs, the estimated common stock equivalents were calculated based on the applicable post-money valuation cap relative to the Company’s estimated fully diluted capitalization. Of the 7,598,239 common stock warrants outstanding at March 31, 2026 (see Note 9), 2,766,813 penny warrants are included in basic and diluted weighted-average shares outstanding, and the remaining 4,831,426 warrants, comprising the Service Provider Warrants and Placement Agent Warrants, are excluded as anti-dilutive and presented in the table above. The convertible promissory notes and SAFEs were converted in connection with the Series A-I Closing in January and February 2026 (see Notes 8, 10, and 12) and accordingly, no common stock equivalents related to such instruments are presented as of March 31, 2026.

3. Significant Accounting Policies and Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and the Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions in the United States. These deposits are held in checking and money market accounts and may, from time to time, exceed the federally insured amounts. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant risk in its cash and cash equivalents.

Concentration of Customer Risk

For the years ended December 31, 2025 and 2024, two customers accounted for substantially all of the Company’s total revenue. At December 31, 2025 one customer accounted for all of the Company’s unbilled revenue. At December 31, 2024, two customers accounted for all of the Company’s unbilled revenue.

Cash and Cash Equivalents

The Company considers all highly-liquid investments purchased with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (the exit price) in an orderly transaction between market participants at the measurement date. The fair value standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. The Company uses the hierarchy prescribed in the accounting guidance for fair value measurements, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

●	Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date;

●	Level 2 - Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

●	Level 3 - Unobservable inputs reflecting the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The carrying amounts of certain financial assets and liabilities, including prepaid and other current assets, accounts payable, accrued liabilities, and short-term borrowings approximate fair value because of the short maturity and liquidity of those instruments. The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety. See Note 7 for fair value disclosures related to the Company’s convertible promissory notes, warrant liabilities, and SAFE liabilities.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Expenditures for repairs and maintenance which do not extend the useful life of the related assets are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the leasehold period, if shorter and applicable. The estimated useful life of furniture and fixtures is 7 years and office equipment is estimated at 5 years. The useful life of computer equipment is 5 years and tools, machinery and other equipment range from 3 to 5 years. Leasehold improvements are amortized over the shorter of the asset’s useful life or the term of the lease. Upon asset retirements or disposals, costs and accumulated depreciation and amortization balances are removed and any gains or losses are recognized upon retirement or disposal.

Leases

The Company determines if an arrangement is or contains a lease and the classification of that lease at contract inception. Specifically, the Company considers whether it controls the underlying asset and has the right to obtain substantially all of the economic benefits or outputs from the asset. The Company entered into a lease agreement for its office and manufacturing facility and accounts for its lease obligation under ASU No. 2016-02, Leases (Topic 842).

Operating lease right-of-use (“ROU”) assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the lease commencement date. Operating lease ROU assets are based on the corresponding lease liability adjusted for (i) payments made at or before the commencement date, (ii) initial direct costs incurred and (iii) tenant incentives under the lease. The Company does not account for renewals or early terminations unless it is reasonably certain to exercise these options at commencement. Operating lease expense is recognized on a straight-line basis over the lease term. The Company accounts for lease and non-lease components as a single lease component for operating leases. The Company does not record leases with terms of 12 months or less on the balance sheet.

As the implicit rate for the operating lease was not determinable, the Company used its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future payments. The incremental borrowing rate reflects the estimated interest rate that the Company would have to pay to borrow on a collateralized basis, an amount equal to the lease payments in a similar economic environment over a similar term.

Convertible Promissory Notes

The Company evaluated its convertible promissory notes and determined they include embedded features that would otherwise require potential bifurcation. Neither the notes nor any embedded features were required to be classified as equity. Therefore, the Company elected the fair value option (“FVO”) under ASC 825, Financial Instruments, for all convertible promissory notes at their respective dates of issuance. Under the FVO, the convertible notes are recorded at fair value upon initial recognition and are subsequently remeasured at fair value at each reporting date. Changes in fair value, excluding changes attributable to instrument-specific credit risk, are recognized in other income (expense) within the statements of operations. The portion of the total change in fair value resulting from changes in instrument-specific credit risk is recognized separately in other comprehensive income (loss). Upon derecognition of the convertible notes, any cumulative gain or loss previously recognized in other comprehensive income as a result of changes in instrument-specific credit risk will be reclassified to net income. For both years presented, the Company determined that the change in fair value of its FVO liabilities attributable to instrument-specific credit risk was not significant. Accordingly, net loss equals comprehensive loss for all periods presented. The election of the FVO is irrevocable and is applied on an instrument-by-instrument basis. As a result of the FVO election, the embedded features within the convertible notes are not required to be separately accounted for. Debt issuance costs incurred in connection with convertible notes measured at fair value under the FVO are expensed as incurred.

SAFE Liabilities

The Company has issued SAFEs to various investors. SAFEs represent instruments that provide a form of financing to the Company and possess characteristics of both a debt and equity instrument. The SAFEs have the potential for cash settlement upon the occurrence of certain “liquidity events” (including a change of control, direct listing, or initial public offering) and “dissolution events” (including voluntary termination of operations, a general assignment for the benefit of the Company’s creditors, or any other liquidation, dissolution or winding up of the Company (excluding a liquidity event), whether voluntary or involuntary). The instruments at the election of the holder, can also be settled in shares of the Company’s common stock, which are contingently redeemable upon a liquidation event that may obligate the Company to transfer assets at some point in the future.

The Company has elected the FVO under ASC 825, Financial Instruments, to account for the SAFEs in their entirety at fair value. The Company elected the FVO because the SAFEs are hybrid financial instruments containing embedded features that would otherwise require analysis to determine whether bifurcation is necessary, and measurement at fair value more faithfully represents the economic substance of the instruments. The Company evaluated the SAFEs and did not identify any embedded features that are required to be classified as equity. The election was made on an instrument-by-instrument basis at the date of initial recognition of each SAFE and is irrevocable.

The SAFE liability is subject to re-measurement at each balance sheet date until a triggering event, equity financing, change in control or dissolution occurs, and any change in fair value is recognized in the Company’s statements of operations.

Warrants to Purchase Common Stock

Common stock warrants are accounted for in accordance with applicable accounting guidance provided in ASC 815, Derivatives and Hedging - Contracts in Entity’s Own Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement.

Redeemable Convertible Preferred Stock

The Company classifies its preferred stock outside of total stockholders’ deficit because, in the event of certain “liquidation events” (including a merger, acquisition or sale of all or substantially all of the Company’s assets) that are not solely within the control of the Company, the shares would become redeemable at the option of the holders. The Company does not accrete the carrying values of the preferred stock to the redemption values since a liquidation event was not considered probable as of December 31, 2025 and 2024. Subsequent adjustments of the carrying values to the ultimate redemption values will be made only when it becomes probable that such a liquidation event will occur.

Revenue Recognition

The Company recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”).

In accordance with ASC 606, revenue is recognized when control of promised goods or services is transferred to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company accounts for revenue contracts with customers through the following steps:

●	Identification of the contract, or contracts, with the customer;

●	Identification of the performance obligations in the contract;

●	Determination of the transaction price;

●	Allocation of the transaction price to the performance obligations in the contract; and

●	Recognition of the revenue when, or as, the Company satisfies a performance obligation.

The Company satisfies its performance obligations over time and measures progress toward complete satisfaction of its performance obligations using the cost-to-cost input method, which recognizes revenue based on costs incurred to date relative to total estimated costs at completion. Changes in estimated total costs at completion are recognized on a cumulative catch-up basis in the period in which the change in estimate is identified.

The Company capitalizes costs to fulfill its contracts as fixed assets or inventory, as appropriate, under other applicable U.S. GAAP. There were no significant incremental costs to obtain or fulfill its revenue contracts under the guidance of ASC 340-40, Other Assets and Deferred Costs — Contracts with Customers, during the years ended December 31, 2025 and 2024. See Note 13 for further discussion of the Company’s revenue arrangements.

Research and Development

Research and development expenses are recognized as incurred and primarily include costs related to wages, software, and contracted services associated with engineering and product development activities.

Stock-based Compensation

The Company measures employee and nonemployee stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company accounts for forfeitures in the period in which they occur.

Estimating the fair value of stock-based awards requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock for restricted stock awards and stock options. Additionally, for stock options, the Company estimates the expected life of the options and stock price volatility. The Company uses the Black-Scholes option pricing model to value its stock option awards.

As the Company’s common stock was not publicly traded through December 31, 2025, its board of directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by a third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes (“ASC 740”), from its inception. Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized.

The Company recognizes the tax benefits of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities and determined to be attributed to the Company. The determination of attribution, if any, applies for each jurisdiction where the Company is subject to income taxes on the basis of laws and regulations of the jurisdiction. The application of laws and regulations is subject to legal and factual interpretation, judgment, and uncertainty. Tax laws and regulations themselves are subject to change as a result of changes in fiscal policy, changes in legislation, the evolution of regulations, and court rulings. Therefore, the actual liability of the various jurisdictions may be materially different from management’s estimate. As of December 31, 2025, the Company does not have any unrecognized tax benefits. The Company records interest (and penalties where applicable), net of any applicable related income tax benefit, on potential income tax contingencies as a component of income tax expense in the statements of operations.

Segments

In accordance with ASC 280, Segment Reporting (“ASC 280”), the Company identifies its operating segments according to how the Company’s business activities are managed and evaluated. ASC 280 establishes standards for companies to report financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company currently operates in one reportable segment. The CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. When evaluating the Company’s financial performance, the CODM reviews total revenues, total expenses, and expenses by functional classification, using this information to make decisions on a Company-wide basis. Accordingly, the Company has determined that it has a single reportable and operating segment structure.

The key measure of segment profit or loss reviewed by CODM is net loss. The CODM uses net loss as well as revenue results to allocate resources in the annual budgeting and forecasting process and also uses those measures as a basis for evaluating financial performance regularly by comparing actual results with established budgets and forecasts. All significant expense categories are presented on the statements of operations. The measure of segment assets is reported on the balance sheets as total assets. Segment revenues and expenses are identical to those disclosed in the statements of operations.

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): “Improvements to Income Tax Disclosures”. ASU 2023-09 is intended to improve income tax disclosure requirements by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) the disaggregation of income taxes paid by jurisdiction. The guidance makes several other changes to the income tax disclosure requirements as well. The guidance in ASU 2023-09 is effective for annual reporting periods in fiscal years beginning after December 15, 2024. The Company adopted this ASU retrospectively for the fiscal year beginning January 1, 2025. The adoption of ASU 2023-09 resulted in enhanced income tax disclosures and did not have an impact on the Company’s consolidated financial position, results of operations, or cash flows. The required information has been disclosed in Note 15.

Recently Issued Accounting Pronouncements

The Company considers the applicability of and impact of all ASUs. ASUs not discussed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Company’s financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses. ASU 2024-03 requires additional disclosure of specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The requirements will be applied prospectively with the option for retrospective application. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its financial statements and disclosures.

Net Loss Per Share

Basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period. The weighted-average number of shares of common stock outstanding used in the basic net loss per share calculation does not include unvested restricted stock awards as these instruments are considered contingently issuable shares until they vest. Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as convertible preferred stock, common stock warrants, restricted stock awards and stock options, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive. The Company’s preferred stock and unvested restricted stock entitles the holder to participate in dividends and earnings of the Company, and, if the Company were to recognize net income, it would have to use the two-class method to calculate earnings per share. The two-class method is not applicable during periods with a net loss, as the holders of the convertible preferred stock and unvested restricted stock have no obligation to fund losses.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive, due to the reported losses:

	December 31,
	2025	2024
Redeemable convertible preferred stock	4,185,420	4,185,420
Convertible promissory notes	1,077,168	904,786
SAFEs	1,518,594	1,005,335
Common stock warrants	2,500,650	1,604,681
Unvested restricted stock awards	299,823	1,927,741
Stock options	2,688,294	2,920,881
	12,269,949	12,548,844

Amounts in the above table reflect the common stock equivalents. Amounts included for convertible promissory notes, SAFEs, and common stock warrants reflect an estimate, as the conversion mechanics of such instruments provide for holders to receive shares based on a percentage of the fully diluted capitalization of the company at the time of exercise or conversion, as applicable. For SAFEs, the estimated common stock equivalents were calculated based on the applicable post-money valuation cap relative to the Company’s estimated fully diluted capitalization.